Financial instruments - Cross-currency swap agreements (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 GBP (£)	Sep. 30, 2024 SEK (kr)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)
At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets						$ 14,350
Cross-currency swaps | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets						97,574
Hedging instrument, liabilities	$ (9,500)
Hedges of net investments in European operations | Cross-currency swaps in Euro | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets						22,966
Hedging instrument, liabilities	(7,806)
Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	1,270,000
Pay Notional | €		€ 866,365
Hedges of net investments in European operations | Cross-currency swaps in British pound | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	0					11,972
Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	136,274
Pay Notional | £			£ 75,842
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets						12,087
Hedging instrument, liabilities	(1,694)
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	$ 80,000
Receive Rate	4.15%	4.15%	4.15%	4.15%	4.15%
Pay Notional | kr				kr 609,940
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	$ 0					44,386
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional					$ 500,000
Pay Notional | €		€ 443,381
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk | Secured Overnight Financing Rate (SOFR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	1.10%	1.10%	1.10%	1.10%	1.10%
Cash flow hedges of 2014 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	$ 0					$ 6,163
Cash flow hedges of 2014 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional					$ 215,000
Pay Notional	$ 284,793
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	1.62%	1.62%	1.62%	1.62%	1.62%
Pay rate	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Minimum | Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.57%	3.57%	3.57%	3.57%	3.57%
Pay rate	2.67%	2.67%	2.67%	2.67%	2.67%
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	3.49%	3.49%	3.49%	3.49%	3.49%
Minimum | Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	1.14%	1.14%	1.14%	1.14%	1.14%
Minimum | Cash flow hedges of 2014 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.74%	3.74%	3.74%	3.74%	3.74%
Pay rate	3.49%	3.49%	3.49%	3.49%	3.49%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	4.15%	4.15%	4.15%	4.15%	4.15%
Pay rate	3.70%	3.70%	3.70%	3.70%	3.70%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.63%	3.63%	3.63%	3.63%	3.63%
Pay rate	2.80%	2.80%	2.80%	2.80%	2.80%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	3.51%	3.51%	3.51%	3.51%	3.51%
Maximum | Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	1.22%	1.22%	1.22%	1.22%	1.22%
Maximum | Cash flow hedges of 2014 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	4.06%	4.06%	4.06%	4.06%	4.06%
Pay rate	3.81%	3.81%	3.81%	3.81%	3.81%